Earnings Per Share Attributable to Federated Investors, Inc. Shareholders (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share using the two-class method for amounts attributable to Federated Investors, Inc. for the years ended December 31:

in thousands, except per share data	2011	2010	2009
Numerator – Basic
Net income attributable to Federated Investors, Inc.	$150,906	$179,114	$197,292
Less: Total income available to participating unvested restricted shareholders[1]	(4,922)	(6,443)	(4,917)
Total net income attributable to Federated Common Stock[2]	$145,984	$172,671	$192,375
Numerator – Diluted
Net income attributable to Federated Investors, Inc.	$150,906	$179,114	$197,292
Less: Total income available to participating unvested restricted shareholders[1]	(4,921)	(6,443)	(4,913)
Total net income attributable to Federated Common Stock[2]	$145,985	$172,671	$192,379
Denominator
Basic weighted-average common shares outstanding	100,609	99,925	99,923
Dilutive potential shares from stock options	23	68	133
Diluted weighted-average common shares outstanding	100,632	99,993	100,056
Earnings per share
Net income attributable to Federated Common Stock - Basic[2]	$1.45	$1.73	$1.93
Net income attributable to Federated Common Stock - Diluted[2]	$1.45	$1.73	$1.92

1
Income available to participating restricted shareholders includes dividends paid to unvested restricted shareholders, net of forfeited dividends, and their proportionate share of undistributed earnings.

2	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.